SHAREHOLDER RIGHTS PLAN - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shareholder Rights [Line Items]
Shareholder rights plan description	Our Board of Directors has adopted a shareholder rights plan designed to protect our shareholders against abusive takeover attempts and tactics. The rights plan operates to dilute the interests of any person or group attempting to take control of the Company if the attempt is not deemed by our Board of Directors to be in the best interests of our shareholders. Under the rights agreement, as originally adopted in October 1995 and amended and restated in October 2005, holders of our common stock were granted one right to purchase common stock, or Right, for each outstanding share of common stock held of record on November24, 1995. All newly issued shares of common stock since that date have been accompanied by a Right. The Rights will become exercisable and trade independently from our common stock if a person or group acquires or obtains the right to acquire 20% or more of Equifax's outstanding shares of common stock, or commences a tender or exchange offer that would result in that person or group acquiring 20% or more of the outstanding common stock, in each case without the consent of our Board. In the event the Rights become exercisable, each holder (other than the acquiring person or group) will be entitled to purchase that number of shares of securities or other property of Equifax having a market value equal to two times the exercise price of the Right. If Equifax were acquired in a merger or other business combination, each Right would entitle its holder to purchase the number of the acquiring company's common stock having a market value of two times the exercise price of the Right. In either case, our Board may choose to redeem the Rights for $0.01 per Right before they become exercisable. The Rights will expire on November6, 2015, unless earlier redeemed, exchanged or amended by the Board.
Adoption of Stockholder rights plan	Oct. 31, 1995
Price to redeem rights before they become exercisable	$ 0.01
Shareholder rights, expiration date	Nov. 06, 2015
Minimum percentage of common stock outstanding for the rights will become exercisable	20.00%
Amendment
Shareholder Rights [Line Items]
Adoption of Stockholder rights plan	Oct. 31, 2005